Note 6 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Exploration expenses	$ 8,634	$ 10,462
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	4,143	8,008
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	2,559	1,096
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	639	84
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	491	371
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	366	304
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	243	166
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	126	291
Rea project [member]
Statement Line Items [Line Items]
Exploration expenses	39	120
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 28	$ 22